Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net income	$ 175,997	$ 127,294
Adjustments to reconcile net income to net cash provided by operating activities:
Loss/(profit) on disposal of property, plant and equipment	7	(85)
Depreciation expense	30,037	30,794
Amortization of intangibles	12,498	7,413
Amortization of grants	(29)	(201)
Share-based compensation expense	24,043	16,396
Deferred taxes	(749)	(1,509)
Changes in assets and liabilities:
Increase in accounts receivable	(7,817)	(7,374)
Increase in unbilled revenue	(50,707)	(8,704)
Increase in other receivables	(10,701)	(1,034)
Increase in prepayments and other current assets	(11,718)	(6,562)
Decrease/(increase) in other non-current assets	272	(829)
Increase/(decrease) in payments on account	10,615	(34,331)
Decrease in other current liabilities	(20,363)	(18,860)
Increase in other non-current liabilities	1,843	1,134
Increase/(decrease) in income taxes payable	9,097	(698)
Increase/(decrease) in accounts payable	1,102	(8,114)
Net cash provided by operating activities	163,427	94,730
Cash flows from investing activities:
Purchase of property, plant and equipment	(36,255)	(22,602)
Purchase of subsidiary undertakings	(102,756)	(121,101)
Cash acquired with subsidiary undertakings		3,518
Purchase of short term investments	(9,652)	(57,102)
Sale of short term investments	25,170	100,547
Net cash (used in) investing activities	(123,493)	(96,740)
Cash flows from financing activities:
Drawdown of bank credit lines and loan facilities	350,000
Proceeds from exercise of share options & restricted share units	18,375	18,615
Share issuance costs	(6)	(16)
Tax benefit from the exercise of share options	3,014	1,789
Repurchase of ordinary shares	(286,923)	(44,506)
Share repurchase costs	(802)	(33)
Net cash (used in)/provided by financing activities	83,658	(24,151)
Effect of exchange rate movements on cash	(7,244)	(2,782)
Net (decrease)/increase in cash and cash equivalents	116,348	(28,943)
Cash and cash equivalents at beginning of period	118,900	182,519
Cash and cash equivalents at end of period	$ 235,248	$ 153,576